EQUITY (Q1) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Jun. 08, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock shares outstanding (in shares)	12,895,772		13,335,258	13,700,862
Compensation expenses to be recognized	$ 142,000
Restricted common stock granted	417,000
Restricted Stock-Based Compensation Awards Activity Weighted Average Grant Date Fair Value [Abstract]
Unamortized compensation that will vest solely on completion of future services	$ 183,000
Vesting period of unamortized compensation	14 months
Weighted-average remaining vesting period unamortized compensation	7 months
Unamortized compensation that will vest based on achieving certain performance criteria	$ 110,000
Vesting period of unamortized compensation on achieving certain performance criteria	14 months
Weighted-average remaining vesting period of unamortized compensation on achieving certain performance criteria	11 months
Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Preferred stock shares issued (in shares)	31,046				31,046
Certain Founding Shareholders [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock shares outstanding (in shares)			437,241
Common shares forfeiture period	2 years
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	$ 194,000	$ 35,000
Restricted Stock-Based Compensation Award Activity [Roll Forward]
Granted (in shares)	0	90,138	190,280	323,316
Vested (in shares)			(182,206)
Forfeited (in shares)	(2,245)		(93,742)
Restricted Stock [Member] | Minimum [Member]
Restricted Stock-Based Compensation Awards Activity Weighted Average Grant Date Fair Value [Abstract]
Granted (in dollars per share)		$ 4.60	$ 3.49	$ 3.72
Restricted Stock [Member] | Maximum [Member]
Restricted Stock-Based Compensation Awards Activity Weighted Average Grant Date Fair Value [Abstract]
Granted (in dollars per share)		$ 5.01	$ 5.00	$ 5.97
Restricted Stock [Member] | Executive Officer and Director [Member]
Restricted Stock-Based Compensation Award Activity [Roll Forward]
Granted (in shares)		64,638
Restricted Stock [Member] | Other Members of Management [Member]
Restricted Stock-Based Compensation Award Activity [Roll Forward]
Granted (in shares)		25,500
Restricted Stock, Service Shares [Member]
Restricted Stock-Based Compensation Award Activity [Roll Forward]
Non-vested shares at the beginning of the period (in shares)	179,000	188,000	188,000	38,000
Granted (in shares)	0		130,000	188,000
Vested (in shares)	(22,000)		(127,000)	(38,000)
Forfeited (in shares)	(2,000)		(12,000)	0
Non-vested shares at the end of the period (in shares)	155,000		179,000	188,000
Restricted Stock-Based Compensation Awards Activity Weighted Average Grant Date Fair Value [Abstract]
Non-vested shares at the beginning of the period (in dollars per share)	$ 4.13	$ 5.38	$ 5.38	$ 7.98
Granted (in dollars per share)	0		3.76	5.38
Vested (in dollars per share)	5.97		5.51	7.98
Forfeited (in dollars per share)	5.60		5.01	0
Non-vested shares at the end of the period (in dollars per share)	$ 3.93		$ 4.13	$ 5.38
Restricted Stock, Performance Shares [Member]
Restricted Stock-Based Compensation Award Activity [Roll Forward]
Non-vested shares at the beginning of the period (in shares)	56,000	135,000	135,000	0
Granted (in shares)	0		60,000	135,000
Vested (in shares)	0		(56,000)	0
Forfeited (in shares)	0		(83,000)	0
Non-vested shares at the end of the period (in shares)	56,000		56,000	135,000
Performance shares forfeited due to performance criteria (in shares)		(66,244)	(65,297)
Restricted Stock-Based Compensation Awards Activity Weighted Average Grant Date Fair Value [Abstract]
Non-vested shares at the beginning of the period (in dollars per share)	$ 5.09	$ 5.15	$ 5.15	$ 0
Granted (in dollars per share)	0		4.60	5.15
Vested (in dollars per share)	0		4.60	0
Forfeited (in dollars per share)	0		5.16	0
Non-vested shares at the end of the period (in dollars per share)	$ 5.09		$ 5.09	$ 5.15